Significant related party transactions	12 Months Ended
Feb. 28, 2022
Related Party Transactions [Abstract]
Significant related party transactions

27	Significant related party transactions

For the purpose of these financial statements, parties are considered to be related to the Group if the Group has the ability, directly or indirectly to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence.  Related parties may be individuals or other entities.

During the financial year, in addition to disclosures made elsewhere in the financial statements, there were the following significant related party transactions undertaken on terms as agreed between the parties in the normal course of business:

	Year ended February 28, 2022	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$	US$
Sale of services
- Related parties	—	5,164,280	4,504,413
Transfer of fixed assets
- Related party	—	156,402	—
Management fees
- Immediate holding company	—	—	1,100,000
- Related party	—	1,721,830	—

Sales of services provided to related parties in prior year refer to Antanium Resources Pte. Ltd. and its subsidiaries. All outstanding balances with related parties are priced on an arm’s length basis and were fully settled.

For the financial year ended February 29, 2020, US$185,000 of the US$1.1 million management fees charged to the Group has been capitalised during the year as intangible assets as it relates to costs incurred to develop the IT platform.

Key management personnel compensation

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Group.

The Group is centrally managed by the key management personnel of the immediate holding company prior to business combination. The key management personnel received remuneration from the then immediate holding company in respect of their services to the larger group which includes the Group. The compensation of US$3,956,874 was incurred during the financial year. In prior year ended February 28, 2021, US$1,519,324 (2020: US$188,444) was being charged to the Group in the form of management fees to the Group.

Compensation of the Group’s key management personnel includes salaries, bonuses and contributions to post-employment defined benefit plan.